Impairment charges net of reversals - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges net of reversals	4 Impairment charges net of reversals continued

		2024				2023	2022
	Note	Pre-tax amount US$m	Taxation US$m	Non- controlling interest US$m	Net amount US$m	Pre-tax amount US$m	Pre-tax amount US$m
Aluminium - Alumina refineries		(461)	(42)	–	(503)	(1,175)	–
Aluminium - Tiwai Point		41	37	–	78	–	–
Aluminium - MRN		(23)	–	–	(23)	–	–
Aluminium – Pacific Aluminium		–	–	–	–	–	(202)
Minerals - Diavik		(118)	32	–	(86)	–	–
Other operations - Simandou		–	–	–	–	239	–
Other operations - Roughrider		–	–	–	–	–	150
Total impairment charges net of reversals		(561)	27	–	(534)	(936)	(52)

Allocated as:
Intangible assets	12	–				231	150
Property, plant and equipment	13	(538)				(1,167)	–
Investment in equity accounted units (EAUs)		–				–	(202)
Share of profit after tax in EAUs		(23)				–	–
Total impairment charges net of reversals		(561)				(936)	(52)

Comprising:
Net impairment (charges)/reversals of consolidated balances					(538)	(936)	150
Impairment (charges) related to EAUs (pre-tax)					(35)	–	(202)
Total impairment charges net of reversals					(573)	(936)	(52)
Taxation (including related to EAUs)					39	499	–
Non-controlling interests					–	(215)	–
Total impairment charges net of reversals in the income statement					(534)	(652)	(52)